Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay vs. Performance
To comply with Item 402(v) of Regulation S-K, we are providing the following information.
The Pay vs. Performance (“PVP”) table below provides the “compensation actually paid” (“CAP”) to the PEO and the average CAP for non-PEO NEOs. CAP represents a new calculation of compensation that differs from the total compensation reported in the Summary Compensation Table (“SCT”). You should refer to the “Compensation Discussion and Analysis” section above for discussion regarding how the Company’s compensation program is designed to align with the Company’s performance and long-term shareholder interests.
					Value of initial fixed $100 investment based on:
Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(3) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($) (e)	Cumulative Total Shareholder Return ($) (f)	Peer Group Cumulative Total Shareholder Return(5) ($) (g)	Net Income(6) (in millions) $ (h)	Company- Selected Measure: Ameren Annual Earnings Per Share(7) ($) (i)
2022	2,376,562	2,614,438	5,100,902	6,083,692	N/A	N/A	562	4.14
2021	4,305,713	5,977,831	4,578,798	6,266,159	N/A	N/A	518	3.84
2020	6,065,768	7,511,112	4,994,039	6,830,264	N/A	N/A	436	3.50

(1)
Mr. Birk served as the PEO during 2022. Mr. Lyons served as the PEO in 2020 and 2021.

(2)
The NEOs for the applicable periods are: Mr. Lyons (2022), Mr. Moehn (2020-2022), Mr. Baxter (2020-2022), Ms. Nwamu (2020-2022), and Mr. Fadi M. Diya (2020-2021).

(3)
To calculate the CAP for the PEO, as reported in column (c), the following amounts were deducted from and added to the PEO’s total compensation, as reported in the SCT:

	2022	2021	2020
SCT Total Compensation for PEO	2,376,562	4,305,713	6,065,768
Deductions from SCT:
Grant date fair value of equity-based awards granted during year (as reported in column (e) of the SCT)	(1,071,661)	(2,427,141)	(3,847,898)
Change in pension value (as included in column (g) of the SCT)	—	(231,240)	(774,416)
Additions to SCT:
Fair value of unvested awards granted during the year(8)	1,145,337	2,832,848	4,509,512
Change in fair value of awards granted in prior years that vested during the year(8)	(29,241)	(432,021)	89,325
Change in fair value of unvested awards granted in prior years that remain unvested and outstanding at year-end(8)	128,605	1,750,637	1,325,990
Service cost for all defined benefit pension plans	64,836	179,035	142,831
Awards granted in prior years that are forfeited during the year, if applicable	—	—	—
CAP to PEO (9)	2,614,438	5,977,831	7,511,112
(4)
To calculate CAP for the other NEOs, as reported in column (e), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

	2022	2021	2020
Average SCT Total Compensation for Non-PEO NEOs	5,100,902	4,578,798	4,994,039
Deductions from SCT:
Grant date fair value of equity-based awards granted during year (as reported in column (e) of the SCT)	(2,860,302)	(2,456,215)	(2,737,035)
Change in pension value (as included in column (g) of the SCT)	—	(258,694)	(651,662)
Additions to SCT:
Fair value of unvested awards granted during the year(8)	3,042,250	2,866,886	3,389,961
Change in fair value of awards granted in prior years that vested during the year(8)	(121,727)	(364,137)	98,695
Change in fair value of unvested awards granted in prior years that remain unvested and outstanding at year-end(8)	710,534	1,700,519	1,615,039
Service cost for all defined benefit pension plans	212,035	159,002	121,227
Awards granted in prior years that are forfeited during the year, if applicable	—	—	—
Average CAP to Non-CEO NEOs (9)	6,083,692	6,226,159	6,830,264

(5)
The Company does not have publicly traded shares of common stock and, as a result, does not have a “total shareholder return”. As a result no cumulative total shareholder return or peer group cumulative total shareholder return has been included in this table.

(6)
Value reported is the Company’s net income attributable to Ameren common shareholders, as reported in the Company’s Annual Report on Form 10-K for the applicable period.

(7)
Our named executive officers are compensated by Ameren in accordance with its executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the company-selected measure included in this table is Ameren’s GAAP diluted EPS for the respective year, which reflects the financial performance measure that in Ameren’s assessment represents the most important financial measure used to link compensation actually paid for the most recently completed fiscal year to company performance.

(8)
The table below provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	2022 – 2024	2021 – 2023		2020 – 2022		2019 – 2021		2018 – 2020
Valuation Date	12/31/2022	12/31/2021	12/31/2022	12/31/2020	12/31/2021	12/31/2019	12/31/2020	12/31/2019
Risk-free rate	4.41%	0.73%	4.73%	0.13%	0.39%	1.58%	0.10%	1.59%
Ameren’s common stock volatility	20.09%	33.2%	21.99%	32.2%	18.0%	16.5%	43.3%	14.3%
Volatility Range for Peer Group	19.18% – 23.89%	29.71% – 41.14%	21.77% – 27.08%	28.98% – 40.10%	16.19% – 22.46%	15.06% – 30.22%	38.61% – 54.73%	12.67% – 146.95%

(9)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Company Selected Measure Name	Ameren Annual Earnings Per Share
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Birk served as the PEO during 2022. Mr. Lyons served as the PEO in 2020 and 2021.

(2)
The NEOs for the applicable periods are: Mr. Lyons (2022), Mr. Moehn (2020-2022), Mr. Baxter (2020-2022), Ms. Nwamu (2020-2022), and Mr. Fadi M. Diya (2020-2021).

PEO Total Compensation Amount	$ 2,376,562	$ 4,305,713	$ 6,065,768
PEO Actually Paid Compensation Amount	$ 2,614,438	5,977,831	7,511,112
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
To calculate the CAP for the PEO, as reported in column (c), the following amounts were deducted from and added to the PEO’s total compensation, as reported in the SCT:

	2022	2021	2020
SCT Total Compensation for PEO	2,376,562	4,305,713	6,065,768
Deductions from SCT:
Grant date fair value of equity-based awards granted during year (as reported in column (e) of the SCT)	(1,071,661)	(2,427,141)	(3,847,898)
Change in pension value (as included in column (g) of the SCT)	—	(231,240)	(774,416)
Additions to SCT:
Fair value of unvested awards granted during the year(8)	1,145,337	2,832,848	4,509,512
Change in fair value of awards granted in prior years that vested during the year(8)	(29,241)	(432,021)	89,325
Change in fair value of unvested awards granted in prior years that remain unvested and outstanding at year-end(8)	128,605	1,750,637	1,325,990
Service cost for all defined benefit pension plans	64,836	179,035	142,831
Awards granted in prior years that are forfeited during the year, if applicable	—	—	—
CAP to PEO (9)	2,614,438	5,977,831	7,511,112

Non-PEO NEO Average Total Compensation Amount	$ 5,100,902	4,578,798	4,994,039
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,083,692	$ 6,266,159	6,830,264
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
To calculate CAP for the other NEOs, as reported in column (e), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

2022

2021

2020
 Average SCT Total Compensation for Non-PEO NEOs 5,100,902 4,578,7984,994,039 Deductions from SCT:  Grant date fair value of equity-based awards granted during year (as reported in column (e) of the SCT) (2,860,302)(2,456,215)(2,737,035) Change in pension value (as included in column (g) of the SCT) —(258,694)(651,662) Additions to SCT:  Fair value of unvested awards granted during the year(8) 3,042,250 2,866,8863,389,961 Change in fair value of awards granted in prior years that vested during the year(8) (121,727) (364,137) 98,695 Change in fair value of unvested awards granted in prior years that remain unvested and
	outstanding at year-end(8) 710,534 1,700,519 1,615,039 Service cost for all defined benefit pension plans 212,035159,002121,227 Awards granted in prior years that are forfeited during the year, if applicable ———
Equity Valuation Assumption Difference, Footnote [Text Block]
(8)
The table below provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	2022 – 2024	2021 – 2023		2020 – 2022		2019 – 2021		2018 – 2020
Valuation Date	12/31/2022	12/31/2021	12/31/2022	12/31/2020	12/31/2021	12/31/2019	12/31/2020	12/31/2019
Risk-free rate	4.41%	0.73%	4.73%	0.13%	0.39%	1.58%	0.10%	1.59%
Ameren’s common stock volatility	20.09%	33.2%	21.99%	32.2%	18.0%	16.5%	43.3%	14.3%
Volatility Range for Peer Group	19.18% – 23.89%	29.71% – 41.14%	21.77% – 27.08%	28.98% – 40.10%	16.19% – 22.46%	15.06% – 30.22%	38.61% – 54.73%	12.67% – 146.95%

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid and Performance Measures in the PVP Table
The most important annual financial measure that Ameren uses to link pay to performance is Ameren’s EPS results, which is not only the most heavily weighted metric in the STIP, but also correlates to Ameren’s TSR, which is the most heavily weighted performance metric in the LTIP. As shown in the chart below, Ameren’s EPS increased by 9.7% between 2020 and 2021, while the PEO and Average NEO CAP decreased by 20.4% and 8.8%, respectively, for the same period. The reduction in the PEO CAP in 2021 was largely driven by the one-time RSU retention award the PEO received in 2020. In 2022, while the Average NEO CAP decreased by 2.3% and the PEO CAP decreased by 56.3%, driven primarily by a new PEO in 2022, Ameren’s EPS increased by 7.8%. During this same period (2020-2022), the Company’s net income increased by 28.9%.

Tabular List [Table Text Block]
The following table represents the unranked list of the most important financial measures used to align compensation actually paid to the PEO and NEOs for 2022 to the performance of Ameren and its subsidiaries, including the Company. While these financial measures are considered the most important measures, additional financial and other measures were also considered to align the NEOs’ pay and performance, as further described in the “Compensation Discussion and Analysis” section above.
Ameren Annual EPS
Ameren Three-Year TSR Ranking vs. the TSR Peer Group
Clean Energy Transition metric

Net Income (Loss)	$ 562,000,000	$ 518,000,000	$ 436,000,000
Company Selected Measure Amount	4.14	3.84	3.5
PEO Name	Mr. Birk
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Ameren Annual EPS
Non-GAAP Measure Description [Text Block]
(7)
Our named executive officers are compensated by Ameren in accordance with its executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the company-selected measure included in this table is Ameren’s GAAP diluted EPS for the respective year, which reflects the financial performance measure that in Ameren’s assessment represents the most important financial measure used to link compensation actually paid for the most recently completed fiscal year to company performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Ameren Three-Year TSR Ranking vs. the TSR Peer Group
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Clean Energy Transition metric
Grant date fair value of equity-based awards granted during year (as reported in column (e) of the SCT)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,071,661)	$ (2,427,141)	$ (3,847,898)
Change in pension value (as included in column (g) of the SCT)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(231,240)	(774,416)
Fair value of unvested awards granted during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,145,337	2,832,848	4,509,512
Change in fair value of awards granted in prior years that vested during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(29,241)	(432,021)	89,325
Change in fair value of unvested awards granted in prior years that remain unvested and outstanding at year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	128,605	1,750,637	1,325,990
Service cost for all defined benefit pension plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 64,836	$ 179,035	$ 142,831
2022 – 2024
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.41%	0.73%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	20.09%	33.20%
Volatility Range for Peer Group Minimum	19.18	29.71
Volatility Range for Peer Group Maximum	23.89	41.14
2021 – 2023
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.73%	0.13%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	21.99%		32.20%
Volatility Range for Peer Group Minimum	21.77		28.98
Volatility Range for Peer Group Maximum	27.08		40.1
2020 – 2022
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.39%		1.58%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		18.00%		16.50%
Volatility Range for Peer Group Minimum		16.19		15.06
Volatility Range for Peer Group Maximum		22.46		30.22
2019 – 2021
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			43.30%
Volatility Range for Peer Group Minimum			38.61
Volatility Range for Peer Group Maximum			54.73
2018 – 2020
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.59%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				14.30%
Volatility Range for Peer Group Minimum				12.67
Volatility Range for Peer Group Maximum				146.95
Non-PEO NEO [Member] | Grant date fair value of equity-based awards granted during year (as reported in column (e) of the SCT)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,860,302)	$ (2,456,215)	$ (2,737,035)
Non-PEO NEO [Member] | Change in pension value (as included in column (g) of the SCT)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(258,694)	(651,662)
Non-PEO NEO [Member] | Fair value of unvested awards granted during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,042,250	2,866,886	3,389,961
Non-PEO NEO [Member] | Change in fair value of awards granted in prior years that vested during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(121,727)	(364,137)	98,695
Non-PEO NEO [Member] | Change in fair value of unvested awards granted in prior years that remain unvested and outstanding at year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	710,534	1,700,519	1,615,039
Non-PEO NEO [Member] | Service cost for all defined benefit pension plans
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 212,035	$ 159,002	$ 121,227